Average Annual Total Returns - Copley Fund [Default Label]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		18.17%	7.12%	9.76%
S&P 500 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.17%	7.12%	9.77%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.76%	5.59%	8.07%

[1]	The Fund generally does not make distributions.